UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 29, 2012

Date of reporting period:  November 30, 2011

Item 1. Schedule of Investments.

Schedule of Investments
Snow Capital All Cap Value Fund
November 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 18.01%
Aerospace & Defense - 1.20%
Boeing Co.	1,245	$85,519
Spirit Aerosystems Holdings, Inc. (a)	4,355	84,966
Total Aerospace & Defense		170,485

Biotechnology - 0.59%
Amgen, Inc.	1,445	83,680
Commercial Banks - 1.20%
PNC Financial Services Group, Inc.	1,560	84,567
Wells Fargo & Co.	3,295	85,209
Total Commercial Banks		169,776

Construction & Engineering - 0.62%
AECOM Technology Corp. (a)	4,080	87,516
Diversified Financial Services - 0.53%
JP Morgan Chase & Co.	2,405	74,483
Energy Equipment & Services - 0.40%
Patterson-UTI Energy, Inc.	2,710	56,964
Food & Staples Retailing - 0.97%
Safeway, Inc.	2,740	54,800
Wal-Mart Stores, Inc.	1,405	82,755
Total Food & Staples Retailing		137,555

Food Products - 0.61%
Archer-Daniels-Midland Co.	2,845	85,691
Health Care Providers & Services - 2.33%
Community Health Systems, Inc. (a)	4,595	91,303
Health Net, Inc. (a)	2,990	93,109
Kindred Healthcare, Inc. (a)	5,185	64,294
LifePoint Hospitals, Inc. (a)	2,075	81,402
Total Health Care Providers & Services		330,108

Household Durables - 0.18%
Whirlpool Corp.	520	25,511
Industrial Conglomerates - 0.58%
General Electric Co.	5,150	81,937
Insurance - 2.71%
Allstate Corp.	3,150	84,388
Aspen Insurance Holdings Ltd.	2,140	56,753
Hartford Financial Services Group, Inc.	4,795	85,159
MetLife, Inc.	2,550	80,274
Prudential Financial, Inc.	1,525	77,226
Total Insurance		383,800

Machinery - 1.23%
Barnes Group, Inc.	3,515	87,559
Terex Corp. (a)	5,615	86,639
Total Machinery		174,198

Multiline Retail - 1.21%
Big Lots, Inc. (a)	2,110	84,632
Macy's, Inc.	2,665	86,160
Total Multiline Retail		170,792

Oil, Gas & Consumable Fuels - 1.28%
Chesapeake Energy Corp.	3,270	82,862
Marathon Petroleum Corp.	737	24,609
Valero Energy Corp.	3,290	73,268
Total Oil, Gas & Consumable Fuels		180,739

Paper & Forest Products - 0.59%
International Paper Co.	2,945	83,638
Pharmaceuticals - 0.80%
Pfizer, Inc.	2,160	43,351
Teva Pharmaceutical Industries Ltd. - ADR	1,775	70,308
Total Pharmaceuticals		113,659

Semiconductors & Semiconductor Equipment - 0.56%
Texas Instruments, Inc.	2,630	79,163
Specialty Retail - 0.42%
American Eagle Outfitters, Inc.	4,275	59,465
TOTAL COMMON STOCKS (Cost $2,597,352)		$2,549,160

	Principal
	Amount
SHORT-TERM INVESTMENTS - 0.75%
Money Market Fund - 0.75%
Fidelity Institutional Government Portfolio
0.010% (b)	$105,286	105,286
TOTAL SHORT-TERM INVESTMENTS (Cost $105,286)		$105,286
Total Investments (Cost $2,702,638) - 18.76%		2,654,446
Other Assets in Excess of Liabilities - 81.24%		11,496,911
TOTAL NET ASSETS - 100.00%		$14,151,357

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Variable Rate

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at November 30, 2011 was as follows*:

Cost of investments	$2,702,638
Gross unrealized appreciation	155,912
Gross unrealized depreciation	(204,105)
Net unrealized depreciation	$(48,193)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at November 30, 2011

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2011, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*	$2,549,160	$-	$-	$2,549,160
Total Equity	2,549,160	-	-	2,549,160

Short-Term Investments	105,286	-	-	105,286

Total Investments in Securities	$2,654,446	$-	$-	$2,654,446

There were no transfers into and out of Level 1 and 2 during the period ended November 30, 2011.
The Fund did not hold any Level 3 securities throughout the period.
* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engage in hedging activities during the period ended November 30, 2011.

Snow Capital Opportunity Fund
Schedule of Investments
November 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 91.20%
Aerospace & Defense - 2.82%
Spirit Aerosystems Holdings, Inc. (a)	333,600	$6,508,536
Biotechnology - 2.96%
Amgen, Inc.	118,000	6,833,380
Commercial Banks - 7.52%
PNC Financial Services Group, Inc.	69,500	3,767,595
Synovus Financial Corp.	140,000	208,600
Umpqua Holdings Corp.	210,000	2,625,000
Wells Fargo & Co.	416,000	10,757,760
		17,358,955
Diversified Financial Services - 4.79%
JP Morgan Chase & Co. (c)	357,490	11,071,465
Energy Equipment & Services - 3.33%
Noble Corp. (b)	140,501	4,851,500
Patterson-UTI Energy, Inc.	135,460	2,847,369
		7,698,869
Food & Staples Retailing - 3.83%
Safeway, Inc.	354,000	7,080,000
Wal-Mart Stores, Inc.	30,000	1,767,000
		8,847,000
Food Products - 1.04%
Archer-Daniels-Midland Co.	80,000	2,409,600
Health Care Providers & Services - 6.33%
Community Health Systems, Inc. (a)	457,865	9,097,777
Health Management Associates, Inc. (a)	540,000	4,438,800
Kindred Healthcare, Inc. (a)	86,800	1,076,320
		14,612,897
Industrial Conglomerates - 2.78%
General Electric Co. (c)	402,880	6,409,821
Insurance - 21.84%
Allstate Corp.	272,054	7,288,327
Genworth Financial, Inc. (a)	958,500	6,316,515
Hartford Financial Services Group, Inc.	600,700	10,668,432
MetLife, Inc.	303,000	9,538,440
Prudential Financial, Inc.	173,800	8,801,232
XL Group PLC (b)(c)	379,900	7,833,538
		50,446,484
Machinery - 4.09%
Barnes Group, Inc.	180,000	4,483,800
Ingersoll-Rand PLC (b)	150,000	4,968,000
		9,451,800
Multiline Retail - 6.28%
Big Lots, Inc. (a)	55,000	2,206,050
Macy's, Inc.	380,600	12,304,798
		14,510,848
Oil, Gas & Consumable Fuels - 5.00%
Chesapeake Energy Corp.	115,000	2,914,100
ConocoPhillips	85,080	6,067,905
Valero Energy Corp.	115,000	2,561,050
		11,543,055
Paper & Forest Products - 1.11%
International Paper Co.	90,000	2,556,000
Pharmaceuticals - 5.64%
Pfizer, Inc. (c)	392,810	7,883,697
Teva Pharmaceutical Industries Ltd. - ADR	130,000	5,149,300
		13,032,997
Semiconductors & Semiconductor Equipment - 6.84%
Applied Materials, Inc.	476,000	5,131,280
Tessera Technologies, Inc. (a)	319,200	5,538,120
Texas Instruments, Inc.	170,000	5,117,000
		15,786,400
Software - 3.10%
Microsoft Corp.	280,000	7,162,400
Specialty Retail - 1.90%
Citi Trends, Inc. (a)	15,918	141,193
Men's Wearhouse, Inc.	152,900	4,255,207
		4,396,400
TOTAL COMMON STOCKS (Cost $208,663,431)		$210,636,907

EXCHANGE TRADED FUNDS/NOTES - 3.73%
Market Vectors Double Short Euro ETN (a)	122,589	5,196,548
PowerShares DB Base Metals Short ETN (a)(b)	30,000	625,980
PowerShares DB Commodity Short ETN (a)(b)	18,900	571,423
PowerShares DB Gold Short ETN (a)(b)	40,000	466,000
Proshares UltraShort DJ-UBS Crude Oil (a)	30,000	1,148,400
Proshares UltraShort S&P 500 Fund (a)	30,000	597,000
TOTAL EXCHANGE TRADED FUNDS/NOTES (Cost $9,106,649)		$8,605,351

	Contracts	Value
PURCHASED OPTIONS - 1.23%
Call Options - 1.14%
Abbott Laboratories
Expiration: January, 2012, Exercise Price: $45.00	1,026	974,700
Expiration: January, 2012, Exercise Price: $47.50	1,001	710,710
Allstate Corp.
Expiration: January, 2012, Exercise Price: $30.00	200	1,800
Expiration: January, 2012, Exercise Price: $35.00	200	100
Bank of America Corp.
Expiration: May, 2012, Exercise Price: $9.00	1,000	12,000
Expiration: January, 2013, Exercise Price: $10.00	5,000	200,000
Brocade Communications Systems, Inc.
Expiration: January, 2012, Exercise Price: $5.00	1,250	85,000
Expiration: January, 2012, Exercise Price: $7.50	1,225	2,450
Cisco Systems, Inc.
Expiration: January, 2012, Exercise Price: $22.50	600	1,200
General Electric Co.
Expiration: January, 2012, Exercise Price: $17.50	1,200	15,600
Ingersoll-Rand PLC
Expiration: January, 2012, Exercise Price: $45.00	209	523
Office Depot, Inc.
Expiration: January, 2012, Exercise Price: $7.50	33	82
Pfizer, Inc.
Expiration: January, 2012, Exercise Price: $15.00	982	500,820
Expiration: January, 2012, Exercise Price: $17.50	502	135,540
Synovus Financial Corp.
Expiration: January, 2012, Exercise Price: $3.00	500	1,250
Total Call Options		2,641,775

Put Options - 0.09%
CurrencyShares Australian Dollar Trust
Expiration: June, 2012, Exercise Price: $80.00	443	46,515
PowerShares DB Commodity Index Tracking Fund
Expiration: January, 2014, Exercise Price: $20.00	490	51,450
SPDR S&P 500 ETF Trust
Expiration: January, 2012, Exercise Price: $125.00	200	97,200
Total Put Options		195,165
TOTAL PURCHASED OPTIONS (Cost $2,881,551)		$2,836,940

CONVERTIBLE BONDS - 0.88%
MGIC Investment Corp.
9.00%, 04/01/2063	5,000,000	2,043,750
TOTAL CONVERTIBLE BONDS (Cost $2,444,146)		$2,043,750

SHORT-TERM INVESTMENTS - 8.57%
MONEY MARKET FUND - 8.57%
Fidelity Institutional Government Portfolio	19,782,320	19,782,320
TOTAL SHORT-TERM INVESTMENTS (Cost $19,782,320)		$19,782,320

Total Investments (Cost $242,878,097) - 105.61%		243,905,268
Liabilities in Excess of Other Assets - (5.61)%		(12,948,054)
TOTAL NET ASSETS - 100.00%		$230,957,214

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	A portion of this security is pledged as collateral for options written.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Snow Capital Opportunity Fund
Schedule of Options Written
November 30, 2011 (Unaudited)

	Contracts	Value
CALL OPTIONS
Abbott Laboratories
Expiration: January, 2012, Exercise Price: $55.00	598	60,996
Allstate Corp.
Expiration: January, 2012, Exercise Price: $27.00	200	19,000
Archer-Daniels-Midland Co.
Expiration: January, 2012, Exercise Price: $30.00	200	28,600
Barnes Group, Inc.
Expiration: December, 2011, Exercise Price: $25.00	100	5,000
Expiration: March, 2012, Exercise Price: $25.00	200	41,500
Community Health Systems, Inc.
Expiration: December, 2011, Exercise Price: $30.00	700	8,750
Genworth Financial, Inc.
Expiration: January, 2012, Exercise Price: $7.50	1,000	36,000
Hartford Financial Services Group, Inc.
Expiration: January, 2012, Exercise Price: $17.50	650	87,750
JP Morgan Chase & Co.
Expiration: , Exercise Price:	200	17,200
Expiration: January, 2012, Exercise Price: $31.00	400	83,600
Macy's, Inc.
Expiration: January, 2012, Exercise Price: $31.00	300	73,800
Expiration: January, 2012, Exercise Price: $33.00	1,000	126,000
Expiration: January, 2012, Exercise Price: $34.00	500	49,000
Men's Wearhouse, Inc.
Expiration: December, 2011, Exercise Price: $31.00	200	3,500
Expiration: January, 2012, Exercise Price: $29.00	200	27,000
MetLife, Inc.
Expiration: December, 2011, Exercise Price: $48.00	110	385
Expiration: January, 2012, Exercise Price: $29.00	350	130,375
Noble Corp.
Expiration: December, 2011, Exercise Price: $41.00	200	200
Pfizer, Inc.
Expiration: , Exercise Price:	200	9,000
Expiration: January, 2012, Exercise Price: $20.00	500	36,500
Prudential Financial, Inc.
Expiration: December, 2011, Exercise Price: $57.50	198	2,178
Expiration: January, 2012, Exercise Price: $48.00	250	108,750
Spirit Aerosystems Holdings, Inc.
Expiration: January, 2012, Exercise Price: $20.00	32	3,200
Tessera Technologies, Inc.
Expiration: March, 2012, Exercise Price: $20.00	200	19,500
The Gap, Inc.
Expiration: December, 2011, Exercise Price: $22.00	39	78
Valero Energy Corp.
Expiration: January, 2012, Exercise Price: $29.00	200	3,200
Wells Fargo & Co.
Expiration: January, 2012, Exercise Price: $25.00	450	90,000
XL Group PLC
Expiration: January, 2012, Exercise Price: $20.00	500	60,500
Expiration: January, 2012, Exercise Price: $24.00	194	2,134
		1,133,696

PUT OPTIONS
Bank of America Corp.
Expiration: May, 2012, Exercise Price: $6.00	1,000	136,000
Expiration: January, 2013, Exercise Price: $7.50	5,000	1,415,000
BlackRock, Inc.
Expiration: January, 2012, Exercise Price: $170.00	150	154,500
Community Health Systems, Inc.
Expiration: January, 2012, Exercise Price: $18.00	200	17,000
Genworth Financial, Inc.
Expiration: December, 2011, Exercise Price: $9.00	200	49,700
Hartford Financial Services Group, Inc.
Expiration: January, 2012, Exercise Price: $15.00	200	10,800
Health Management Associates
Expiration: February, 2012, Exercise Price: $7.00	1,000	37,500
Kindred Healthcare, Inc.
Expiration: February, 2012, Exercise Price: $10.00	402	32,160
Marathon Petroleum Corp.
Expiration: January, 2012, Exercise Price: $30.00	500	52,500
Noble Corp.
Expiration: December, 2011, Exercise Price: $34.00	200	20,600
Nokia OYJ
Expiration: January, 2012, Exercise Price: $5.00	400	7,600
ProShares Short 20+ Year Treasury
Expiration: December, 2011, Exercise Price: $40.00	200	152,000
Safeway, Inc.
Expiration: December, 2011, Exercise Price: $21.00	300	32,400
Sandisk Corp.
Expiration: January, 2012, Exercise Price: $45.00	200	33,000
Spirit Aerosystems Holdings, Inc.
Expiration: January, 2012, Exercise Price: $20.00	400	58,000
Terex Corp.
Expiration: January, 2012, Exercise Price: $12.50	300	17,400
Teva Pharmaceutical Industries Ltd.
Expiration: December, 2011, Exercise Price: $47.50	300	240,000
Valero Energy Corp.
Expiration: December, 2011, Exercise Price: $19.00	200	3,000
Expiration: December, 2011, Exercise Price: $22.00	200	18,000
		2,487,160
Total Options Written (Premiums received $2,848,439)		$3,620,856

The cost basis of investments for federal income tax purposes at November 30, 2011 was as follows*:

Cost of investments	$242,878,097
Gross unrealized appreciation - Equities	26,137,558
Gross unrealized appreciation - Fixed Income	(400,396)
Gross unrealized appreciation - Options	1,870,979
Gross unrealized depreciation - Equities	(24,665,380)
Gross unrealized depreciation - Options	(2,688,007)
Net unrealized appreciation	$254,754

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at November 30, 2011

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2011, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks1	$210,636,907	$-	$-	$210,636,907
Exchange Traded Funds/Notes	8,605,351	-	-	8,605,351
Total Equity	219,242,258	-	-	219,242,258

Fixed Income
Convertible Bonds	-	2,043,750	-	2,043,750

Derivative
Purchased Options	2,836,940	-	-	2,836,940
Total Derivative	2,836,940	-	-	2,836,940

Short-Term Investments	19,782,320	-	-	19,782,320

Total Investments in Securities	$241,861,518	$2,043,750	$-	$243,905,268

Other Financial Instruments*	$(772,417)	$-	$-	$(772,417)

* Other financial instruments are derivative instruments not reflected in the Schedule of Invesments, such as written options which are reflected at the net unrealized appreciation (depreciation) on the instruments.

There were no transfers into and out of Level 1 and 2 during the period ended November 30, 2011.
The Fund did not hold any Level 3 securities throughout the period.
1 For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of November 30, 2011 was as follows:

Derivatives not accounted for
as hedging instruments
Fair Value
Purchased Options	$2,836,940
Written Options	(3,620,856)
Total	$(783,916)

The Effect of Derivative Instruments on income for the period March 1, 2011 through November 30, 2011 was as follows:

Amount of Realized Gain or (Loss) on Derivatives
Recognized in Income
Derivatives not accounted for	Period March 1, 2011
as hedging instruments	through
November 30, 2011
Purchased Options	$(429,173)
Written Options	3,837,769
Total	$3,408,596

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income
Derivatives not accounted for	Period March 1, 2011
as hedging instruments	through
November 30, 2011
Purchased Options	$(697,853)
Written Options	(570,533)
Total	$(1,268,386)

Schedule of Investments
Snow Capital Small Cap Value Fund
November 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.00%
Aerospace & Defense - 5.26%
Ducommun, Inc.	16,685	199,719
Spirit Aerosystems Holdings, Inc. (a)	35,990	702,165
Total Aerospace & Defense		901,884

Biotechnology - 1.72%
Momenta Pharmaceuticals, Inc. (a)	19,545	293,957
Capital Markets - 3.01%
Cowen Group, Inc. (a)	95,305	234,450
SWS Group, Inc.	43,770	281,004
Total Capital Markets		515,454

Chemicals - 3.93%
Kraton Performance Polymers (a)	16,500	346,830
OM Group, Inc. (a)	14,345	326,349
Total Chemicals		673,179

Commercial Banks - 10.75%
1st United Bancorp, Inc. (a)	30,035	165,493
BancorpSouth, Inc.	27,085	265,433
First Commonwealth Financial Corp.	100,305	466,418
TCF Financial Corp.	9,760	98,185
Umpqua Holdings Corp.	31,150	389,375
United Bankshares, Inc.	17,130	457,714
Total Commercial Banks		1,842,618

Construction & Engineering - 2.75%
AECOM Technology Corp. (a)	22,000	471,900
Distributors - 1.61%
Audiovox Corp. (a)	38,200	276,568
Diversified Telecommunication Services - 2.56%
Iridium Communications, Inc. (a)	61,800	439,398
Electronic Equipment, Instruments & Components - 1.67%
Echelon Corp. (a)	15,055	74,071
Electro Scientific Industries, Inc. (a)	16,135	212,498
Total Electronic Equipment, Instruments & Components		286,569

Energy Equipment & Services - 3.87%
ION Geophysical Corp. (a)	49,045	284,951
Patterson-UTI Energy, Inc.	18,000	378,360
Total Energy Equipment & Services		663,311

Food Products - 1.53%
Dean Foods Co. (a)	25,790	262,026
Health Care Equipment & Supplies - 1.76%
SurModics, Inc. (a)	24,330	301,692
Health Care Providers & Services - 16.33%
Community Health Systems, Inc. (a)	26,000	516,620
Health Management Associates, Inc. (a)	29,490	242,408
Health Net, Inc. (a)	24,420	760,439
Kindred Healthcare, Inc. (a)	47,000	582,800
LHC Group, Inc. (a)	28,800	400,320
LifePoint Hospitals, Inc. (a)	7,535	295,598
Total Health Care Providers & Services		2,798,185

Hotels, Restaurants & Leisure - 1.33%
Brinker International, Inc.	9,495	228,640
Household Durables - 3.31%
CSS Industries, Inc.	10,500	223,125
Whirlpool Corp.	7,000	343,420
Total Household Durables		566,545

Insurance - 5.91%
Aspen Insurance Holdings Ltd. (b)	19,470	516,345
Endurance Specialty Holdings Ltd. (b)	2,895	104,712
Kansas City Life Insurance Co.	6,530	210,527
National Western Life Insurance Co.	1,255	182,025
Total Insurance		1,013,609

IT Services - 1.51%
CSG Systems International, Inc. (a)	10,810	163,988
Hackett Group, Inc. (a)	25,000	94,500
Total IT Services		258,488

Machinery - 9.69%
Barnes Group, Inc.	19,600	488,236
LB Foster Co.	12,650	363,308
Manitowoc Company, Inc.	15,375	170,201
Terex Corp. (a)	41,410	638,956
Total Machinery		1,660,701

Metals & Mining - 1.36%
RTI International Metals, Inc. (a)	8,525	232,732
Multiline Retail - 3.39%
Big Lots, Inc. (a)	14,500	581,595
Office Electronics - 1.41%
Zebra Technologies Corp. (a)	6,375	241,357
Oil, Gas & Consumable Fuels - 1.51%
Carrizo Oil & Gas, Inc. (a)	9,100	258,986
Semiconductors & Semiconductor Equipment - 2.21%
Tessera Technologies, Inc. (a)	21,800	378,230
Specialty Retail - 5.88%
American Eagle Outfitters, Inc.	37,000	514,670
Chico's FAS, Inc.	7,710	80,184
Talbots, Inc.	73,440	146,146
Wet Seal, Inc. (a)	77,205	266,357
Total Specialty Retail		1,007,357

Trading Companies & Distributors - 0.74%
H & E Equipment Services, Inc. (a)	10,000	127,100
TOTAL COMMON STOCKS (Cost $16,938,937)		$16,282,081

REAL ESTATE INVESTMENT TRUSTS - 4.34%
Duke Realty Corp.	23,825	$276,370
Healthcare Realty Trust, Inc.	16,000	281,920
Highwoods Properties, Inc.	6,395	184,432
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $789,114)		742,722

	Principal
	Amount
SHORT TERM INVESTMENTS - 0.90%
Money Market Fund - 0.90%
Fidelity Institutional Government Portfolio	$154,650	154,650
TOTAL SHORT TERM INVESTMENTS (Cost $154,650)		$154,650
Total Investments (Cost $17,882,701) - 100.24%		17,179,453
Liabilities in Excess of Other Assets - (0.24)%		(41,070)
TOTAL NET ASSETS - 100.00%		$17,138,383

Footnotes

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at November 30, 2011 was as follows*:

Cost of investments	$17,882,701
Gross unrealized appreciation	1,032,870
Gross unrealized depreciation	(1,736,118)
Net unrealized depreciation	$(703,248)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at November 30, 2011

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2011, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*	$16,282,081	$-	$-	$16,282,081
Real Estate Investment Trusts	742,722			742,722
Total Equity	17,024,803	-	-	17,024,803

Short-Term Investments	154,650	-	-	154,650

Total Investments in Securities	$17,179,453	$-	$-	$17,179,453

There were no transfers into and out of Level 1 and 2 during the period ended November 30, 2011.
The Fund did not hold any Level 3 securities throughout the period.
* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engage in hedging activities during the period ended November 30, 2011.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)       /s/ Joseph Neuberger
                                                       Joseph Neuberger, President

Date      January 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Joseph Neuberger
                                                        Joseph Neuberger, President

Date      January 18, 2012

By (Signature and Title)*     /s/ John Buckel
                                                        John Buckel, Treasurer

Date      January 18, 2012

* Print the name and title of each signing officer under his or her signature.